Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000790558
HARTFORD SMALL/MID CAP EQUITY HLS FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Hartford Small/Mid Cap Equity HLS Fund Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies. The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities, and may trade securities actively. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

The Fund defines small-capitalization and mid-capitalization companies as companies with market capitalizations within the collective range of companies in the Russell 2000 Index and the Russell Midcap Index. As of December 30, 2016, this range was approximately $21 million to $57.0 billion. The market capitalization range of the indices changes over time.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Mid Cap and Small Cap Securities Risk −Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Quantitative Investing Risk −The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Investment Strategy Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund’s investment objective will be achieved.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom’s intended departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Currency Risk −The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.

Sector Risk −To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.

Volatility Risk −Share price, yield and total return may fluctuate more than with funds that use a different investment strategy.

Active Trading Risk  −Active trading could increase the Fund’s transaction costs (thus adversely affecting performance).

The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Include the Fund's performance when the Fund's portfolio was managed by a previous sub-adviser

•                  Include the Fund's performance when it pursued a different strategy

•                  Would be lower if the Fund's operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Shows the returns of the Fund's Class IA shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 21.02% (2nd quarter, 2009) Lowest -26.89% (4th quarter, 2008)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns for the Fund over time compared to those of a broad-based market index. Class IB shares commenced operations on March 31, 2008. Class IB shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. Class IC shares have not commenced operations as of the date of this prospectus.  Returns for Class IC shares reflect Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. For more information regarding returns see “Performance Notes” in the Fund's statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2016
HARTFORD SMALL/MID CAP EQUITY HLS FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY HLS FUND | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.59%
5 Years	rr_AverageAnnualReturnYear05	14.54%
10 Years	rr_AverageAnnualReturnYear10	7.69%
HARTFORD SMALL/MID CAP EQUITY HLS FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%	[2]
Year 1	rr_ExpenseExampleYear01	$ 96
Year 3	rr_ExpenseExampleYear03	300
Year 5	rr_ExpenseExampleYear05	520
Year 10	rr_ExpenseExampleYear10	1,155
Year 1	rr_ExpenseExampleNoRedemptionYear01	96
Year 3	rr_ExpenseExampleNoRedemptionYear03	300
Year 5	rr_ExpenseExampleNoRedemptionYear05	520
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,155
2007	rr_AnnualReturn2007	11.65%
2008	rr_AnnualReturn2008	(46.85%)
2009	rr_AnnualReturn2009	47.87%
2010	rr_AnnualReturn2010	25.83%
2011	rr_AnnualReturn2011	(1.13%)
2012	rr_AnnualReturn2012	15.87%
2013	rr_AnnualReturn2013	37.51%
2014	rr_AnnualReturn2014	5.22%
2015	rr_AnnualReturn2015	(4.73%)
2016	rr_AnnualReturn2016	16.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.89%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IA
1 Year	rr_AverageAnnualReturnYear01	16.48%
5 Years	rr_AverageAnnualReturnYear05	13.22%
10 Years	rr_AverageAnnualReturnYear10	7.34%
HARTFORD SMALL/MID CAP EQUITY HLS FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%	[2]
Year 1	rr_ExpenseExampleYear01	$ 121
Year 3	rr_ExpenseExampleYear03	378
Year 5	rr_ExpenseExampleYear05	654
Year 10	rr_ExpenseExampleYear10	1,443
Year 1	rr_ExpenseExampleNoRedemptionYear01	121
Year 3	rr_ExpenseExampleNoRedemptionYear03	378
Year 5	rr_ExpenseExampleNoRedemptionYear05	654
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,443
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
1 Year	rr_AverageAnnualReturnYear01	16.33%
5 Years	rr_AverageAnnualReturnYear05	12.96%
10 Years	rr_AverageAnnualReturnYear10	7.09%
HARTFORD SMALL/MID CAP EQUITY HLS FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY HLS FUND | Class IC
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.37%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_Component2OtherExpensesOverAssets	0.12%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%	[2]
Year 1	rr_ExpenseExampleYear01	$ 147
Year 3	rr_ExpenseExampleYear03	456
Year 5	rr_ExpenseExampleYear05	787
Year 10	rr_ExpenseExampleYear10	1,724
Year 1	rr_ExpenseExampleNoRedemptionYear01	147
Year 3	rr_ExpenseExampleNoRedemptionYear03	456
Year 5	rr_ExpenseExampleNoRedemptionYear05	787
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,724
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IC
1 Year	rr_AverageAnnualReturnYear01	15.91%
5 Years	rr_AverageAnnualReturnYear05	12.66%
10 Years	rr_AverageAnnualReturnYear10	6.81%

[1]	"Total other expenses" do not include expenses associated with the Fund's shareholder meeting that occurred in 2016. If these expenses were included, "Total other expenses" would have been as follows: 0.13% (Class IA) and 0.13% (Class IB).
[2]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with Fund operations.
[3]	"Other expenses" for Class IC shares are based on estimated amounts for the current fiscal year.